RESTATEMENT	12 Months Ended
Dec. 31, 2021
RESTATEMENT
Restatement

NOTE 3 - RESTATEMENT

The Company restated its previously issued financial statements by amending its Annual Report on Form 10-K, filed with the SEC on June 15, 2022.

The restated financial statements are indicated as “Restated” in the financial statements and accompanying notes, as applicable.

The Company is presenting below a reconciliation from the December 31, 2021 year end, as previously reported, to the restated values.  The values as previously reported were derived from the Company’s Annual Report on Form 10-K which presented the audited financial statements for the year ended December 31, 2021.

LASER PHOTONICS CORPORATION

STATEMENTS OF CASH FLOWS

DECEMBER 31, 2021 AND DECEMBER 31, 2020

(As Restated)

	Year Ended December 31,
	2021	2020
Cash Flows From:	(As Restated)	(As Restated)
OPERATING ACTIVITIES
Net Income (Loss)	584,394	10,641
Adjustments to reconcile Net Income (Loss) to net cash used in operating activities:
Depreciation	160,117	26,409
Accumulated Amortization	236,130	-
Net change right-of-use assets and liabilities	(19,313)	28,755
Change in operating assets and liabilities:
Accounts Receivable	671,730	(756,095)
Employee Cash Advances	(3,000)	-
Equipment Parts Inventory	(41,793)	(690,069)
Finished Goods Inventory	19,535	(181,453)
Work in process Inventory	7,584	(19,241)
Sales Demo Inventory	396,050	(786,414)
Accounts Payable	(636,147)	50,476
Unearned product Revenues		779,128
Sales tax payable		12,665
Net cash used in Operating Activities	1,375,287	(1,525,198)
INVESTING ACTIVITIES
Purchase of Machinery & Equipment	(2,750)	(794,945)
Purchase of Vehicles	-	(9,989)
Purchase of Office & Computer Equipment	(2,995)	(39,449)
Purchase of R&D Equipment	(6,920)	(31,053)
Purchase of Intangible assets	(216,800)	(3,184,280)
Net cash used in Investing Activities	(229,465)	(4,059,716)
FINANCING ACTIVITIES
Proceeds from Notes	(665,084)	926,768
Proceeds from PPP Loan	118,578	198,750
Dividends paid	(310,280)	-
Proceeds from Sale of Common Stock		4,786,110
Net cash provided by Financing Activities	(856,787)	5,911,628
Net cash increase for period	289,035	326,714
Cash at the beginning of period	326,714	-
Cash at end of period	615,749	$326,714

SUPPLEMENTARY CASH FLOW INFORMATION:
Cash Paid During the Year for:
Income taxes	15,456	68
Interest	49,351	43,300

SUPPLEMENTARY CASH FLOW INFORMATION:
Notes Paid During the Year for:
ICT Investments Loan: Note 2	(428,243)	(689,937)
ICT Investments Loan: Note 2	(236,841)	(236,841)
Total Note	(665,084)	(926,778)

LASER PHOTONICS CORPORATION

STATEMENTS OF CASH FLOWS

DECEMBER 31, 2021 AND DECEMBER 31, 2020

(As Previously Reported)

	For the Year Ended December 31,
	2021	2020
Cash Flows From:
OPERATING ACTIVITIES
Net Income (Loss)	584,394	10,641
Adjustments to reconcile Net Income (Loss) to net cash used in operating activities:
Change in operating assets and liabilities:
Accounts Receivable	671,730	(756,095)
Employee Cash Advances	(3,000)
Equipment Parts Inventory	(41,793)	(690,069)
Finished Goods Inventory	19,535	(181,453)
Work in process Inventory	7,584	(19,241)
Sales Demo Inventory	396,050	(786,414)
Accounts Payable	(636,147)	50,476
Unearned product Revenues		779,128
Lease Liability	312,901	225,054
Sales tax payable		12,665
Net cash used in Operating Activities	1,311,254	(1,355,308)
INVESTING ACTIVITIES
Depreciation and amortization	160,117	26,409
Purchase of Machinery & Equipment	(2,750)	(794,945)
Purchase of Vehicles	-	(9,989)
Purchase of Office & Computer Equipment	(2,995)	(39,449)
Purchase of R&D Equipment	(6,920)	(31,053)
Purchase of Intangible assets	(216,800)	(3,184,280)
Accumulated Amortization	236,130
Operating lease right-of-use	(303,459)	(196,299)
Net cash used in Investing Activities	(136,677)	(4,229,606)
FINANCING ACTIVITIES
Proceeds from Notes	(665,084)	926,768
Deferred Lease Liability	(28,755)
Proceeds from PPP Loan	118,578	198,750
Dividends paid	(310,280)
Proceeds from Sale of Common Stock		4,786,110
Net cash provided by Financing Activities	(885,541)	5,911,628
Net cash increase for period	289,035	326,714
Cash at the beginning of period	326,714	0
Cash at end of period	$615,749	$326,714

SUPPLEMENTARY CASH FLOW INFORMATION:
Cash Paid During the Year for:
Income taxes	15,456	68
Interest	49,351	43,300

SUPPLEMENTARY CASH FLOW INFORMATION:
Notes Paid During the Year for:
ICT Investments Loan: Note 2	(428,243)	(689,937)
ICT Investments Loan: Note 2	(236,841)	(236,841)
Total Note	(665,084)	(926,778)

1.       To reclassify depreciation, accumulated amortization and right of use asset into operating section of statement of cash flows.

2.       The impact of the reclassification impacted cash flow from operations, financing and investing accordingly:

	Year ended December 31,
	2021	Adjustment	2021	2020	Adjustment	2020
	(As Previously Reported)		(Restated)	(As Previously Reported)		(Restated)
Net cash provided by Operating Activities	1,311,254	64,033	1,375,287	(1,328,899)	(196,299)	(1,525,198)
Net cash provided by Investing Activities	(136,677)	(92,788)	(229,465)	(4,256,015)	196,299	(4,059,716)
Net cash provided by Financing Activities	(885,541)	28,754	(856,787)	5,911,628		5,911,628
Cash at the beginning of period	326,714		326,714	-		-
Net cash increase for period	289,035	-	289,035	326,714	-	326,714
Cash at end of period	615,749	-	615,749	326,714	-	326,714